ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash, Current	$ 219,096	$ 245,474	$ 223,002
Restricted Cash, Noncurrent	42,452	6,990	$ 39,982
Accounts receivable	66,379	58,687
Subsidiaries [Member] | Accounts Receivable [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Accounts receivable	324
PRC Domestic Entities
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash, Current	217,951	214,876
Restricted Cash, Noncurrent	35,363
Accounts receivable	40,836	$ 25,910
PRC Domestic Entities | Pledged
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash, Current	215,450
Restricted Cash, Noncurrent	35,363
Property and equipment pledged as collateral	339,407
PRC Domestic Entities | Accounts Receivable [Member] | Pledged
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Accounts receivable	324
PRC Domestic Entities | Subsidiaries [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash, Noncurrent	1,433
Property and equipment pledged as collateral	$ 339,407